Note 14 Loans and advances to customers (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans and receivables [Line Items]
Loans and advances to customers	€ 460,401	€ 412,477	€ 377,643
On demand [Member]
Loans and receivables [Line Items]
Loans and advances to customers	6,192	5,307	3,040
Credit card debt [Member]
Loans and receivables [Line Items]
Loans and advances to customers	30,651	27,720	22,889
Trade receivables [Member]
Loans and receivables [Line Items]
Loans and advances to customers	34,291	31,693	25,096
Lease receivables [member]
Loans and receivables [Line Items]
Loans and advances to customers	10,610	10,125	9,463
Reverse repurchase agreements [Member]
Loans and receivables [Line Items]
Loans and advances to customers	743	262	92
Other term loans [Member]
Loans and receivables [Line Items]
Loans and advances to customers	371,054	331,451	312,186
Advances that are not loans [Member]
Loans and receivables [Line Items]
Loans and advances to customers	€ 6,861	€ 5,919	€ 4,877